Deferred Taxation - Deferred tax liabilities and assets, prior to offsetting of balances (Footnotes) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	$ 3,220	$ 3,673	$ 3,673
Deferred tax assets	3,102	3,137	3,137
Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures	3,861	3,726
Tax payable on unremitted earnings	164	157
Recognised and unrecognised deferred tax assets	6,264	5,647
Unrecognised deferred tax assets	3,162	2,510	$ 2,510
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,186	1,519
Later than one year
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	3,202	3,658
Deferred tax assets	$ 3,087	$ 3,133